Additional information-Financial Statement Schedule I - Condensed statement of changes in equity (Details)	12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 GBP (£)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 GBP (£)
Condensed statement of changes in equity
Equity at beginning of period		£ 477,617,000		£ 458,282,000		£ 477,918,000
(Loss)/profit for the year		(37,270,000)		39,177,000		36,371,000
Total comprehensive (loss)/income for the year		(33,284,000)		40,442,000		(1,347,000)
Equity-settled share-based payments		2,915,000		2,187,000		1,795,000
Dividends paid	$ (29,555,000)	(21,982,000)	$ (29,525,000)	(23,295,000)	$ (29,501,000)	(20,084,000)
Proceeds from shares issued				1,000
Equity at end of period		425,266,000		477,617,000		458,282,000
Share capital
Condensed statement of changes in equity
Equity at beginning of period		53,000		52,000		52,000
Proceeds from shares issued				1,000
Equity at end of period		53,000		53,000		52,000
Share premium
Condensed statement of changes in equity
Equity at beginning of period		68,822,000		68,822,000		68,822,000
Equity at end of period		68,822,000		68,822,000		68,822,000
Retained earnings
Condensed statement of changes in equity
Equity at beginning of period		191,436,000		173,367,000		155,285,000
(Loss)/profit for the year		(37,270,000)		39,177,000		36,371,000
Total comprehensive (loss)/income for the year		(37,270,000)		39,177,000		36,371,000
Equity-settled share-based payments		2,915,000		2,187,000		1,795,000
Dividends paid		(21,982,000)		(23,295,000)		(20,084,000)
Equity at end of period		135,099,000		191,436,000		173,367,000
Parent Company
Condensed statement of changes in equity
Equity at beginning of period		317,189,000		317,014,000		315,303,000
(Loss)/profit for the year		18,559,000		21,282,000		20,000,000
Total comprehensive (loss)/income for the year		18,559,000		21,282,000		20,000,000
Equity-settled share-based payments		2,915,000		2,187,000		1,795,000
Dividends paid		(21,982,000)		(23,295,000)		(20,084,000)
Proceeds from shares issued				1,000
Equity at end of period		316,681,000		317,189,000		317,014,000
Parent Company | Share capital
Condensed statement of changes in equity
Equity at beginning of period		53,000		52,000		52,000
Proceeds from shares issued				1,000
Equity at end of period		53,000		53,000		52,000
Parent Company | Share premium
Condensed statement of changes in equity
Equity at beginning of period		68,822,000		68,822,000		68,822,000
Equity at end of period		68,822,000		68,822,000		68,822,000
Parent Company | Retained earnings
Condensed statement of changes in equity
Equity at beginning of period		248,314,000		248,140,000		246,429,000
(Loss)/profit for the year		18,559,000		21,282,000		20,000,000
Total comprehensive (loss)/income for the year		18,559,000		21,282,000		20,000,000
Equity-settled share-based payments		2,915,000		2,187,000		1,795,000
Dividends paid		(21,982,000)		(23,295,000)		(20,084,000)
Equity at end of period		£ 247,806,000		£ 248,314,000		£ 248,140,000